Share capital	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Share capital
19.
Share capital

	2022
	Number of issued shares	Nominal value of shares
	Ordinary shares	(in thousands of USD)
Balance as of January 1, 2022	36,635,713	1,935
Issuance of ordinary shares	30,756,077	1,564
Balance as of December 31, 2022	67,391,790	3,499

	2021
	Number of issued shares		Nominal value of shares
	Ordinary shares	Preferred shares	(in thousands of USD)
Balance as of January 1, 2021	13,042,080	13,753,612	1,408
Issuance of ordinary shares	23,593,633	(13,753,612)	527
Balance as of December 31, 2021	36,635,713	—	1,935

	2020
	Number of issued shares		Nominal value of shares
	Ordinary shares	Preferred shares	(in thousands of USD)
Balance as of January 1, 2020	9,785,080	—	492
Issuance of ordinary shares	3,257,000	—	175
Issuance of preferred shares	—	13,753,612	741
Balance as of December 31, 2020	13,042,080	13,753,612	1,408

19.1 Issued share capital

As of December 31, 2022, the issued share capital amounted to CHF 3,369,589.50 (USD 3,499 thousand) (2021: CHF 1,831,785.65 (USD 1,935 thousand)) (2020: CHF 1,339,785 (USD: 1,408 thousand), consisting of 62,739,265 issued and outstanding ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share (2021: 35,973,339 issued and outstanding ordinary shares) (2020: 12,319,805 issued and outstanding ordinary shares and 13,753,612 issued and outstanding Series A preferred shares) and 4,652,525 ordinary shares held in treasury (2021: 662,374 ordinary shares) (2020: 722,275 ordinary shares) (Note 19.2). Except for the treasury shares, all of these shares have the same voting rights.

As of December 31, 2020, there were two classes of shares – ordinary shares and Series A preferred shares, consisting of Series A1 preferred shares and Series A2 preferred shares depending on the issue price paid. These Series A preferred shares carried non-cumulative preferred dividend rights in the amount of 6% of the issue price paid per Series A preferred share per annum, if the Company resolved on paying a dividend, as well as liquidation preference (i.e. preferred rights with respect to liquidation proceeds) in an amount equal to the greater of (i) the issue price paid per Series A preferred share, or (ii) such amounts as would have been payable had all Series A preferred shares been converted into ordinary shares in the event of a liquidation, dissolution, winding up or sale of the Company. The difference between ordinary shares and Series A preferred shares was that ordinary shares have no such preferred rights.

In April 2021, the Series A preferred shares had been mandatorily converted into ordinary shares upon the Group completion of the IPO and as such, there are no longer two classes of shares.

On August 31, 2020, the Company entered into an investment agreement (“Investment Agreement”) with certain existing investors and a new investor, pursuant to which the Company agreed to issue to the investors Series A2 preferred shares in exchange for an aggregate amount of up to USD 100 million, divided into two equal tranches of USD 50 million for the first tranche (“First Tranche”) and USD 50 million for the second tranche (“Second Tranche”), in its Series A2 financing.

As part of the Investment Agreement, the investors agreed to subscribe for a total of 7,124,790 Series A2 preferred shares for each tranche at the A2 subscription price of USD 5.755 (rounded) per Series A2 preferred share. Further, the Company and the investors agreed that the Company may allocate and issue up to 1,563,977 Series A2 preferred shares for each tranche to one or several new third-party investor(s) at the same A2 subscription price per A2 preferred share.

On September 25, 2020, the Company, the initial investors and certain new investors entered into an amendment to the Investment Agreement (“Amendment No. 1 to the Investment Agreement”) pursuant to which the Company and the investors agreed to increase the aggregate investment amount of the Series A2 financing from USD 100 million up to USD 110 million, divided into two equal tranches (USD 55 million for the First Tranche and USD 55 million for the Second Tranche). The investment increase resulted in the investors agreeing to subscribe for a total of 9,557,646 (instead of 7,124,790) Series A2 preferred shares for each tranche and the Company and the investors agreeing that the Company may allocate and issue up to 2,432,856 (instead of 1,563,977) Series A2 preferred shares for each tranche (for the First Tranche, the “Subsequent First Tranche”) to one or several new third-party investor(s) at the original A2 subscription price per Series A2 preferred share, which were allocated to the new investors.

During 2020, the issued share capital increased as follows:

On February 12, 2020, the Company issued 437,000 restricted ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share, resulting in an increase of the nominal share capital of CHF 21,850 (USD 23 thousand).

On September 21, 2020, the Convertible loans were mandatorily converted into an aggregate of 4,195,966 Series A1 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share at a conversion price of USD 4.891 (rounded) per share as a result of the Series A2 financing, resulting in an increase of the nominal share capital of CHF 209,798 (USD 228 thousand).

On the same date, the Company issued a total of 7,124,790 Series A2 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share at a subscription price of USD 5.755 (rounded) to investors in the context of the Series A2 financing, resulting in an increase of the nominal share capital of CHF 356,240 and a total cash inflow of USD 41 million. Then on October 19, 2020, the Company issued additional 2,432,856 Series A2 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share at the same subscription price of USD 5.755 (rounded) per share to new investors in connection with the Subsequent First Tranche that resulted in an additional increase of the nominal share capital of CHF 121,643 and a total cash inflow of USD 14 million.

In the aggregate, the Company issued 9,557,646 Series A2 preferred shares with a nominal value of CHF 0.05 (USD 0.05) per share to investors under the Investment Agreement and the Amendment No. 1 to the Investment Agreement, resulting in an increase of the Company's nominal share capital of CHF 477,882 (USD 513 thousand) and a total cash inflow of USD 55 million.

On September 21, 2020, the Company also issued 2,820,000 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share for purposes of employee participation under the 2020 Equity Incentive Plan and the 2020 RSPA, resulting in an initial increase of nominal share capital of CHF 141,000 (USD 152 thousand). Out of these shares, 722,275 ordinary shares were held in treasury as of December 31, 2020, which resulted in the increase of the outstanding share capital of CHF 104,886 (USD 114 thousand).

During 2021, the issued share capital increased as follows:

On April 1, 2021, the Company entered into a simple agreement for future equity, or SAFE, with Versant Vantage I, L.P. (“Versant”), an existing shareholder who committed to invest USD 7,500,000 in the Second Tranche. On April 9, 2021, the Company issued 441,176 shares with a nominal value of CHF 0.05 (USD 0.05) per share for the purpose of the simple agreement for future equity, resulting in an increase of nominal share capital of CHF 22,059 (USD 24 thousand), and capital reserves increase of CHF 6,976 thousand (USD 7,476 thousand).

On April 9, 2021, the Company became publicly traded in The Nasdaq Global Market. Upon the IPO, 13,753,612 Series A1 and A2 preferred shares converted into ordinary shares and additional ordinary shares amounting to 8,625,000 were issued, resulting in an increase of nominal share capital of CHF 431,250 (USD 463 thousand), and capital reserves increase of CHF 136,420 thousand (USD 146,162 thousand).

On September 9, 2021, the Company issued 185,608 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share for purposes of the Comet acquisition, resulting in an increase of nominal share capital of CHF 9,280 (USD 10 thousand), which resulted in a capital reserves increase of CHF 1,369 thousand (USD 1,438 thousand).

On November 26, 2021 the Company issued 588,237 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share for purposes of the settlement of the third milestone payment disclosed in Note 20, resulting in an increase of nominal share capital of CHF 29,412 (USD 31 thousand), which resulted in a capital reserves increase of CHF 9,398 thousand (USD 9,969 thousand).

During 2022, the issued share capital increased as follows:

On May 6, 2022, the Company issued 3,053,008 ordinary shares with a nominal value of CHF 0.05 per share from authorized share capital to be held in treasury for purposes of one or several placements with investors or acquisitions, resulting in an increase of nominal share capital of CHF 152,650.4 (USD 156 thousand)

On June 17, 2022, the Company issued from authorized share capital and sold 5,715,000 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters, resulting in an increase of nominal share capital of CHF 285,750 (USD 294 thousand), which resulted in a capital reserves increase of CHF 28,882 thousand (USD 29,710 thousand). On June 23, 2022, the Company issued from authorized share capital and sold additional 752,688 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters pursuant to the partial exercise of the underwriters’ previously granted option to purchase additional ordinary shares, resulting in an increase of nominal share capital of CHF 37,634.4 (USD 39 thousand), which resulted in a capital reserves increase of CHF 3,748 thousand (USD 3,912 thousand).

Also, during June 2022, Forbion purchased an aggregate of 3,478,260 ordinary shares with a nominal value of CHF 0.05 per share at a price of USD 5.75 per share, in a private placement. The 3,478,260 ordinary shares consisted of 425,252 ordinary shares issued from authorized share capital on June 23, 2022 and 3,053,008 treasury shares sold to Forbion on June 27, 2022, resulting in an increase of nominal share capital of CHF 22,262.6 (USD 22 thousand), which resulted in a capital reserves increase of CHF 18,956 thousand (USD 19,822 thousand).

On June 30, 2022, the board of directors of the Company resolved to issue 4,110,129 ordinary shares with a nominal value of CHF 0.05 per share from authorized share capital to be held in treasury for purposes of one or several placements with investors or acquisitions, resulting in an increase of nominal share capital of CHF 205,506.45 (USD 215 thousand). The capital increase was entered in the commercial register on July 4, 2022.

On October 17, 2022, the Company issued from authorized share capital and sold 16,700,000 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters, resulting in an increase of nominal share capital of CHF 835,000 (USD 838 thousand), which resulted in a capital reserves increase of CHF 123,988 thousand (USD 124,412 thousand).

As a result of these transactions, the Company has incurred transaction costs amounting to a total of USD 13,692 thousand as of December 31, 2022 (2021: USD 13,136 thousand) (2020: USD 1,333 thousand). The transaction costs arising from recent share issuances as well as those incurred in previous periods have been accounted for as a reduction of equity, net of any related income tax benefit.

19.2 Treasury shares

Treasury shares are shares of the Company that are held by the Group mainly for the purpose of issuing shares under the Group’s equity-settled share-based payment plans for its employees and placements with investors or acquisitions.

	Number of shares	Nominal value (in thousands of USD)
Balance as of January 1, 2020	(1,875)	—
Employee share-based payment issue	1,875	—
Shares issued but not granted	(722,275)	(38)
Balance as of December 31, 2020	(722,275)	(38)
Shares allocated for RSUs net settlement (Note 12.3)	59,901	3
Balance as of December 31, 2021	(662,374)	(35)
Restricted ordinary shares repurchased (Note 12.1)	(95,717)	(5)
Shares allocated for SOs exercise (Note 12.2)	40,204	6
Shares withheld for SOs exercise (Note 12.2)	(8,989)	(77)
Shares allocated for RSUs settlement (Note 12.3)	253,907	78
Shares withheld for RSUs settlement (Note 12.3)	(69,427)	(557)
Shares issued	(4,110,129)	(215)
Balance as of December 31, 2022	(4,652,525)	(805)

19.3 Authorized share capital

Under the Swiss Code of Obligations, the shareholders may empower the board of directors, by a resolution passed by two-thirds of the votes represented at a general meeting of shareholders and the majority of the nominal amount of the shares represented, to issue shares up to a specific aggregate nominal amount, which may not exceed a maximum of 50% of the share capital, in the form of a capital range to be utilized by the board of directors within a period determined by the shareholders but not exceeding five years from the date of the shareholder approval.

As of December 31, 2022, the authorized share capital amounted to CHF 157,218 (USD 170 thousand) (2021: CHF 793,700 (USD 733 thousand)) (2020: CHF 669,892 (USD 752 thousand)), consisting of 3,144,360 ordinary shares (2021: 15,874,000 ordinary shares) (2020: 1,060,000 ordinary shares and 12,337,835 preferred shares), with a nominal value of CHF 0.05 (USD 0.05) per share.

19.4 Conditional share capital

Furthermore, under Swiss law, the general meeting of shareholders may resolve a conditional capital increase by stipulating in the articles of association that creditors of bonds and similar debt instruments issued by the Company or its group companies and employees will be granted rights to subscribe to new shares (conversion or option rights). The share capital automatically increases whenever and to the extent that such conversion or option rights are exercised, and the contribution obligations are discharged by set-off or payment.

As of December 31, 2022, the conditional share capital amounted to CHF 992 thousand (USD 1,073 thousand) (2021: CHF 832 thousand (USD 973 thousand)) (2020: CHF 367 thousand (USD 412 thousand)), consisting of 19,844,360 ordinary shares (2021: 16,647,845 ordinary shares) (2020: 7,339,112 ordinary shares) with a nominal value of CHF 0.05 (USD 0.05) per share.